Loans - Summary of Composition of Loans (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	$ 261,141,904	$ 239,352,343
Net deferred loan fees and costs	(288,485)	(293,763)
Allowance for loan losses	(2,816,182)	(2,849,182)	$ (2,833,594)
Loans, net	258,037,237	236,209,398
Professional
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	196,794,483	180,661,631
Allowance for loan losses	(992,241)	(876,467)	(788,684)
Professional | Dental
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	171,475,379	156,486,239
Professional | Medical
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	14,154,935	15,161,671
Professional | Veterinary
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	3,075,746	1,729,354
Professional | Service
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	8,088,423	7,284,367
Non-Profit
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	18,467,996	17,303,871
Allowance for loan losses	(66,579)	(70,962)	(75,490)
Non-Profit | Church
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	15,696,335	14,446,601
Non-Profit | Other
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	2,771,661	2,857,270
Real Estate
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	29,772,234	27,991,308
Allowance for loan losses	(111,610)	(104,950)	$ (185,964)
Real Estate | Construction And Development
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	14,898,990	13,940,135
Real Estate | Non-owner Occupied Commercial
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	14,873,244	14,051,173
Real Estate | Other
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	$ 16,107,191	$ 13,395,533